UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2743

DWS Strategic Income Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2008 (Unaudited)

DWS Strategic Income Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 37.2%
Consumer Discretionary 4.3%
AMC Entertainment, Inc., 8.0%, 3/1/2014	500,000	445,625
American Achievement Corp., 8.25%, 4/1/2012	115,000	112,700
American Achievement Group Holding Corp., 14.75%, 10/1/2012 (PIK)	185,054	169,324
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	270,000	199,463
8.0%, 3/15/2014 (b)	115,000	94,303
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015 (b)	295,000	258,125
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014	125,000	92,344
Cablevision Systems Corp., Series B, 7.133% ***, 4/1/2009	90,000	90,563
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015	190,000	147,250

Carrols Corp., 9.0%, 1/15/2013 (b)		120,000	103,200
Charter Communications Holdings LLC, 11.0%, 10/1/2015 (b)		172,000	130,290
Charter Communications Operating LLC, 144A, 10.875%, 9/15/2014		680,000	707,200
Cirsa Capital Luxembourg SA, 144A, 7.875%, 7/15/2012	EUR	115,000	146,645
Cooper-Standard Automotive, Inc., 7.0%, 12/15/2012 (b)		155,000	127,875
CSC Holdings, Inc.:
6.75%, 4/15/2012 (b)		210,000	200,025
Series B, 7.625%, 4/1/2011		230,000	227,413
Series B, 8.125%, 7/15/2009		220,000	222,200
Series B, 8.125%, 8/15/2009		435,000	439,350
Denny's Holdings, Inc., 10.0%, 10/1/2012 (b)		80,000	77,200
DIRECTV Holdings LLC, 144A, 7.625%, 5/15/2016		630,000	625,275
Dollarama Group LP, 8.883% ***, 8/15/2012 (j)		196,000	177,380
EchoStar DBS Corp.:
6.375%, 10/1/2011		310,000	300,313
6.625%, 10/1/2014		335,000	307,362
7.125%, 2/1/2016		260,000	239,850
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015		270,000	143,100
General Motors Corp.:
7.4%, 9/1/2025		145,000	66,700
8.375%, 7/15/2033		655,000	322,587
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		235,000	224,425
Group 1 Automotive, Inc., 8.25%, 8/15/2013		115,000	104,650
Hertz Corp., 8.875%, 1/1/2014		595,000	545,912
Idearc, Inc., 8.0%, 11/15/2016		540,000	245,700
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		155,000	125,550
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		265,000	184,175
Kabel Deutschland GmbH, 10.625%, 7/1/2014 (b)		360,000	368,100
Lamar Media Corp., Series C, 6.625%, 8/15/2015		155,000	139,500
Liberty Media LLC:
5.7%, 5/15/2013 (b)		30,000	27,000
8.25%, 2/1/2030		190,000	168,304
8.5%, 7/15/2029 (b)		310,000	274,242
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		120,000	120,000
MGM MIRAGE:
6.75%, 9/1/2012		365,000	320,287
8.375%, 2/1/2011 (b)		245,000	221,113
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		335,000	331,650
Norcraft Holdings LP, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		565,000	514,150
Penske Automotive Group, Inc., 7.75%, 12/15/2016		490,000	404,250
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)		240,000	229,200
Quebecor Media, Inc., 7.75%, 3/15/2016		160,000	147,600
Quebecor World, Inc., 144A, 9.75%, 1/15/2015**		180,000	81,900
Quiksilver, Inc., 6.875%, 4/15/2015 (b)		330,000	259,050
Reader's Digest Association, Inc., 9.0%, 2/15/2017		180,000	101,700
Sabre Holdings Corp., 8.35%, 3/15/2016		200,000	140,000
Seminole Hard Rock Entertainment, Inc., 144A, 5.276% ***, 3/15/2014		275,000	222,750
Shaw Communications, Inc., 8.25%, 4/11/2010		420,000	431,550
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		190,000	153,900
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		725,000	491,187
7.875%, 1/15/2014		85,000	69,700
Sinclair Television Group, Inc., 8.0%, 3/15/2012 (b)		115,000	115,000
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013 (b)		505,000	414,100
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013 (b)		225,000	180,000
Station Casinos, Inc., 6.5%, 2/1/2014		85,000	41,013

Travelport LLC:
7.307% ***, 9/1/2014		170,000	131,750
9.875%, 9/1/2014		215,000	180,600
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 (b)		195,000	96,038
United Components, Inc., 9.375%, 6/15/2013		40,000	36,200
Unity Media GmbH:
144A, 8.75%, 2/15/2015	EUR	380,000	540,878
144A, 10.375%, 2/15/2015		175,000	167,125
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)		190,000	144,875
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	235,000	326,243
144A, 8.0%, 11/1/2016	EUR	120,000	162,362
Vitro SAB de CV:
9.125%, 2/1/2017		815,000	605,137
11.75%, 11/1/2013		100,000	96,000
Young Broadcasting, Inc., 8.75%, 1/15/2014		1,165,000	498,037

			16,556,565
Consumer Staples 1.7%
Alliance One International, Inc., 8.5%, 5/15/2012		120,000	112,500
Delhaize America, Inc.:
8.05%, 4/15/2027		75,000	78,479
9.0%, 4/15/2031		510,000	585,949
General Nutrition Centers, Inc., 7.199% ***, 3/15/2014 (PIK)		145,000	123,250
Harry & David Operations Corp., 7.682% ***, 3/1/2012		190,000	146,300
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		873,750	703,369
Philip Morris International, Inc., 6.375%, 5/16/2038		1,365,000	1,306,222
Reynolds American, Inc., 6.75%, 6/15/2017		2,400,000	2,355,953
Smithfield Foods, Inc., 7.75%, 7/1/2017		165,000	141,075
Viskase Companies, Inc., 11.5%, 6/15/2011		1,330,000	1,157,100

			6,710,197
Energy 4.9%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018		515,000	526,587
Belden & Blake Corp., 8.75%, 7/15/2012		1,150,000	1,161,500
Bristow Group, Inc., 7.5%, 9/15/2017		260,000	256,100
Chaparral Energy, Inc.:
8.5%, 12/1/2015		375,000	323,437
8.875%, 2/1/2017		140,000	120,750
Chesapeake Energy Corp.:
6.25%, 1/15/2018		145,000	133,038
6.875%, 1/15/2016		635,000	610,394
7.25%, 12/15/2018		435,000	426,300
7.5%, 6/15/2014 (b)		110,000	110,963
Cimarex Energy Co., 7.125%, 5/1/2017		185,000	182,225
Delta Petroleum Corp., 7.0%, 4/1/2015		490,000	406,700
Dynegy Holdings, Inc.:
6.875%, 4/1/2011		75,000	74,063
8.375%, 5/1/2016		410,000	406,925
El Paso Corp.:
7.25%, 6/1/2018		340,000	336,600
9.625%, 5/15/2012		180,000	195,271
EXCO Resources, Inc., 7.25%, 1/15/2011		355,000	351,450
Forest Oil Corp., 144A, 7.25%, 6/15/2019		130,000	122,200
Frontier Oil Corp., 6.625%, 10/1/2011 (b)		180,000	174,600
Gaz Capital (Gazprom), 144A, 6.51%, 3/7/2022		785,000	691,977
KCS Energy, Inc., 7.125%, 4/1/2012		945,000	907,200

Mariner Energy, Inc.:
7.5%, 4/15/2013 (b)		215,000	203,713
8.0%, 5/15/2017		265,000	249,762
Newfield Exploration Co., 7.125%, 5/15/2018		390,000	368,550
OPTI Canada, Inc.:
7.875%, 12/15/2014		325,000	322,562
8.25%, 12/15/2014		630,000	634,725
Pemex Project Funding Master Trust:
144A, 5.75%, 3/1/2018		1,570,000	1,528,395
Series REG S, 6.375%, 8/5/2016	EUR	100,000	154,628
Petrobras International Finance Co., 5.875%, 3/1/2018		330,000	322,302
Petrohawk Energy Corp.:
144A, 7.875%, 6/1/2015		255,000	246,713
9.125%, 7/15/2013		250,000	253,125
Petronas Capital Ltd., Series REG S, 7.875%, 5/22/2022		290,000	345,081
Plains Exploration & Production Co.:
7.0%, 3/15/2017 (b)		220,000	205,700
7.625%, 6/1/2018		435,000	421,950
Quicksilver Resources, Inc., 7.125%, 4/1/2016		640,000	552,000
Range Resources Corp., 7.25%, 5/1/2018		45,000	43,875
Sabine Pass LNG LP, 7.5%, 11/30/2016		705,000	606,300
SandRidge Energy, Inc., 144A, 8.0%, 6/1/2018		170,000	168,300
Southwestern Energy Co., 144A, 7.5%, 2/1/2018		320,000	328,000
Stallion Oilfield Services, 144A, 9.75%, 2/1/2015		140,000	110,600
Stone Energy Corp.:
6.75%, 12/15/2014		430,000	373,025
8.25%, 12/15/2011 (b)		685,000	667,875
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037		190,000	198,381
Tesoro Corp., 6.5%, 6/1/2017		180,000	153,000
Whiting Petroleum Corp.:
7.0%, 2/1/2014		255,000	245,438
7.25%, 5/1/2012		450,000	442,125
7.25%, 5/1/2013		110,000	107,525
Williams Companies, Inc.:
8.125%, 3/15/2012		695,000	743,650
8.75%, 3/15/2032		1,010,000	1,146,350
Williams Partners LP, 7.25%, 2/1/2017		190,000	189,525

			18,851,455
Financials 11.6%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		625,000	587,500
Ashton Woods USA LLC, 9.5%, 10/1/2015		540,000	324,000
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014		115,000	66,700
CIT Group, Inc., 5.4%, 2/13/2012		1,600,000	1,248,632
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010		787,650	882,168

Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		1,395,000	1,054,587
7.375%, 10/28/2009		2,260,000	2,058,555
7.875%, 6/15/2010		685,000	583,389
GMAC LLC, 6.875%, 9/15/2011		3,330,000	2,198,806
Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015		435,000	435,000
8.875%, 4/1/2015 (PIK) (b)		350,000	345,625
9.75%, 4/1/2017		495,000	488,812
Hexion US Finance Corp., 9.75%, 11/15/2014		125,000	106,563
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012		750,000	753,750

iPayment, Inc., 9.75%, 5/15/2014		165,000	138,187
iStar Financial, Inc., (REIT), 8.625%, 6/1/2013		1,000,000	785,000
Kreditanstalt fuer Wiederaufbau:
2.05%, 2/16/2026	JPY	1,850,000,000	16,691,755
5.0%, 1/4/2009	EUR	8,000,000	12,490,136
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)		185,000	140,600
New ASAT (Finance) Ltd., 9.25%, 2/1/2011		340,000	217,600
Qwest Capital Funding, Inc., 7.0%, 8/3/2009		210,000	207,900
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		39,000	41,291
Tropicana Entertainment LLC, 9.625%, 12/15/2014**		660,000	178,200
UCI Holdco, Inc., 10.276% ***, 12/15/2013 (PIK)		274,035	217,858
Universal City Development Partners, 11.75%, 4/1/2010		955,000	974,100
Wachovia Corp., Series G, 5.75%, 2/1/2018		2,000,000	1,707,658

			44,924,372
Health Care 1.7%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017		480,000	432,000
Bausch & Lomb, Inc., 144A, 9.875%, 11/1/2015 (b)		335,000	343,375
Boston Scientific Corp., 6.0%, 6/15/2011		295,000	291,312
Community Health Systems, Inc., 8.875%, 7/15/2015		1,670,000	1,682,525
HCA, Inc.:
9.125%, 11/15/2014		305,000	314,150
9.25%, 11/15/2016		990,000	1,019,700
9.625%, 11/15/2016 (PIK)		335,000	345,050
HEALTHSOUTH Corp., 10.75%, 6/15/2016 (b)		180,000	192,600
IASIS Healthcare LLC, 8.75%, 6/15/2014		275,000	275,687
Psychiatric Solutions, Inc., 7.75%, 7/15/2015		220,000	215,050
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)		225,000	196,313
The Cooper Companies, Inc., 7.125%, 2/15/2015 (b)		385,000	369,600
Vanguard Health Holding Co. I LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015		270,000	237,600
Vanguard Health Holding Co. II LLC, 9.0%, 10/1/2014 (b)		590,000	575,250

			6,490,212
Industrials 3.1%
Actuant Corp., 6.875%, 6/15/2017		150,000	145,875
Allied Security Escrow Corp., 11.375%, 7/15/2011		300,000	300,000
Allied Waste North America, Inc., 6.5%, 11/15/2010		155,000	155,000
American Color Graphics, Inc., 10.0%, 6/15/2010**		285,000	69,113
American Color Graphics, Inc., 144A, Promissory Note due 9/15/2008 (c)		17,100	0
American Railcar Industries, Inc., 7.5%, 3/1/2014		215,000	198,875
ARAMARK Corp.:
6.373% ***, 2/1/2015		260,000	239,200
8.5%, 2/1/2015		85,000	84,681
Baldor Electric Co., 8.625%, 2/15/2017 (b)		195,000	195,487
BE Aerospace, Inc., 8.5%, 7/1/2018		435,000	449,137
Belden, Inc., 7.0%, 3/15/2017		195,000	184,762
Bombardier, Inc., 144A, 6.75%, 5/1/2012		100,000	98,500
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035		540,000	486,000
Building Materials Corp. of America, 7.75%, 8/1/2014		260,000	202,800
Cenveo Corp., 144A, 10.5%, 8/15/2016		215,000	211,775
Congoleum Corp., 8.625%, 8/1/2008**		480,000	360,000
DRS Technologies, Inc.:
6.625%, 2/1/2016		105,000	106,050
6.875%, 11/1/2013		525,000	527,625
7.625%, 2/1/2018		635,000	660,400
Education Management LLC, 8.75%, 6/1/2014		160,000	144,000

Esco Corp.:
144A, 6.651% ***, 12/15/2013		285,000	267,900
144A, 8.625%, 12/15/2013		360,000	359,100
General Cable Corp.:
5.166% ***, 4/1/2015		305,000	268,400
7.125%, 4/1/2017 (b)		195,000	184,275
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015		195,000	161,850
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		175,000	158,813
Harland Clarke Holdings Corp., 9.5%, 5/15/2015		185,000	150,775
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012		665,000	445,550
144A, 11.5%, 5/1/2013		45,000	45,563
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		360,000	346,500
7.625%, 12/1/2013 (b)		520,000	509,600
9.375%, 5/1/2012		650,000	671,125
Kansas City Southern Railway Co.:
7.5%, 6/15/2009		160,000	161,800
8.0%, 6/1/2015		395,000	398,950
Mobile Services Group, Inc., 9.75%, 8/1/2014		255,000	244,800
Moog, Inc., 144A, 7.25%, 6/15/2018		85,000	83,088
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		290,000	283,475
Ply Gem Industries, Inc., 144A, 11.75%, 6/15/2013 (b)		155,000	138,725
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017		695,000	333,600
RBS Global & Rexnord Corp., 9.5%, 8/1/2014		170,000	162,350
Seitel, Inc., 9.75%, 2/15/2014		130,000	115,700
Titan International, Inc., 8.0%, 1/15/2012		730,000	711,750
TransDigm, Inc., 7.75%, 7/15/2014		115,000	112,125
US Concrete, Inc., 8.375%, 4/1/2014 (b)		210,000	174,300
United Rentals North America, Inc.:
6.5%, 2/15/2012 (b)		455,000	410,637
7.0%, 2/15/2014		570,000	440,325
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011		140,000	129,150

			12,289,506
Information Technology 1.2%
Alion Science & Technology Corp., 10.25%, 2/1/2015		205,000	141,706
Freescale Semiconductor, Inc., 8.875%, 12/15/2014		660,000	559,350
L-3 Communications Corp.:
5.875%, 1/15/2015		625,000	579,688
Series B, 6.375%, 10/15/2015		270,000	253,800
7.625%, 6/15/2012		755,000	764,438
Lucent Technologies, Inc., 6.45%, 3/15/2029		695,000	489,975
MasTec, Inc., 7.625%, 2/1/2017		270,000	230,850
NXP BV, 7.713% ***, 10/15/2013	EUR	305,000	363,952
Sanmina-SCI Corp., 144A, 5.526% ***, 6/15/2010		93,000	92,070
Seagate Technology HDD Holdings, 6.8%, 10/1/2016		380,000	342,000
SunGard Data Systems, Inc., 10.25%, 8/15/2015		525,000	532,875
Vangent, Inc., 9.625%, 2/15/2015		155,000	130,781

			4,481,485
Materials 3.3%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		110,000	104,775
ARCO Chemical Co., 9.8%, 2/1/2020		1,740,000	1,287,600
Cascades, Inc., 7.25%, 2/15/2013		560,000	476,000
Chemtura Corp., 6.875%, 6/1/2016		450,000	380,250
Clondalkin Acquisition BV, 144A, 4.776% ***, 12/15/2013		215,000	178,988

CPG International I, Inc., 10.5%, 7/1/2013		490,000	387,100
Exopack Holding Corp., 11.25%, 2/1/2014		580,000	516,200
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015		425,000	443,062
8.375%, 4/1/2017		925,000	968,937
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		431,338	322,964
144A, 10.698% ***, 12/31/2009		719,000	538,351
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		130,000	119,925
9.5%, 12/1/2011		185,000	186,388
Hexcel Corp., 6.75%, 2/1/2015		790,000	764,325
Huntsman LLC, 11.625%, 10/15/2010		892,000	927,680
Innophos, Inc., 8.875%, 8/15/2014		100,000	100,000
Jefferson Smurfit Corp., 8.25%, 10/1/2012		385,000	337,838
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		520,000	468,000
Metals USA Holdings Corp., 8.791% ***, 7/1/2012 (PIK)		140,000	128,450
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		110,000	64,350
Momentive Performance Materials, Inc., 9.75%, 12/1/2014 (b)		450,000	398,250
NewMarket Corp., 7.125%, 12/15/2016		455,000	441,350
NewPage Corp., 10.0%, 5/1/2012		405,000	387,787
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	220,000	308,850
Pliant Corp., 11.85%, 6/15/2009 (PIK)		5	5
Radnor Holdings Corp., 11.0%, 3/15/2010**		100,000	125
Rhodia SA, 144A, 7.713% ***, 10/15/2013	EUR	280,000	393,082
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017 (b)		320,000	261,600
8.375%, 7/1/2012		185,000	163,263
Steel Dynamics, Inc.:
6.75%, 4/1/2015		295,000	277,300
7.375%, 11/1/2012		75,000	74,250
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		440,000	434,500
The Mosaic Co., 144A, 7.375%, 12/1/2014		625,000	643,750
Witco Corp., 6.875%, 2/1/2026		135,000	85,725
Wolverine Tube, Inc., 10.5%, 4/1/2009		325,000	301,438

			12,872,458
Telecommunication Services 2.4%
BCM Ireland Preferred Equity Ltd., 144A, 11.856%***, 2/15/2017 (PIK)	EUR	212,911	164,537
Centennial Communications Corp.:
10.0%, 1/1/2013		155,000	161,200
10.125%, 6/15/2013		315,000	327,600
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		400,000	386,000
8.375%, 1/15/2014 (b)		220,000	209,550
Cricket Communications, Inc.:
9.375%, 11/1/2014		475,000	465,500
144A, 10.0%, 7/15/2015		430,000	433,225
Embratel, Series B, 11.0%, 12/15/2008		79,000	80,580
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		110,589	101,742
Hellas Telecommunications Luxembourg III, 144A, 8.5%, 10/15/2013	EUR	100,000	129,468
Hellas Telecommunications Luxembourg V, 144A, 8.463% ***, 10/15/2012	EUR	100,000	138,047

Intelsat Corp.:
144A, 9.25%, 8/15/2014		90,000	88,875
144A, 9.25%, 6/15/2016		335,000	329,137
Intelsat Subsidiary Holding Co., Ltd., 144A, 8.875%, 1/15/2015		520,000	512,200

iPCS, Inc., 4.998% ***, 5/1/2013		110,000	97,900
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		565,000	548,050
Millicom International Cellular SA, 10.0%, 12/1/2013		1,010,000	1,063,025
Nortel Networks Ltd.:
7.041% ***, 7/15/2011		345,000	325,162
144A, 10.75%, 7/15/2016		300,000	294,000
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014 (b)		140,000	128,450
Qwest Corp.:
7.25%, 9/15/2025		70,000	56,350
7.875%, 9/1/2011 (b)		585,000	576,225
Rural Cellular Corp., 9.875%, 2/1/2010		350,000	357,875
Sprint Nextel Corp., 6.0%, 12/1/2016		215,000	181,138
Stratos Global Corp., 9.875%, 2/15/2013 (b)		150,000	157,500
Telesat Canada, 144A, 11.0%, 11/1/2015		595,000	556,325
US Unwired, Inc., Series B, 10.0%, 6/15/2012 (b)		455,000	459,550
Virgin Media Finance PLC:
8.75%, 4/15/2014		475,000	442,937
8.75%, 4/15/2014	EUR	335,000	472,908
West Corp., 9.5%, 10/15/2014		220,000	189,200

			9,434,256
Utilities 3.0%
AES Corp.:
8.0%, 10/15/2017		395,000	389,075
144A, 8.0%, 6/1/2020		425,000	409,063
144A, 8.75%, 5/15/2013		1,372,000	1,423,450
9.5%, 6/1/2009		235,000	240,875
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		1,840,000	1,932,000
CMS Energy Corp., 8.5%, 4/15/2011 (b)		880,000	928,873
Edison Mission Energy, 7.0%, 5/15/2017		450,000	425,250
Energy Future Holdings Corp., 144A, 10.875%, 11/1/2017		600,000	618,000
Intergas Finance BV, Series REG S, 6.875%, 11/4/2011		1,145,000	1,102,062
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		205,000	205,513
Knight, Inc., 6.5%, 9/1/2012		120,000	118,800
Mirant Americas Generation LLC, 8.3%, 5/1/2011		485,000	494,700
Mirant North America LLC, 7.375%, 12/31/2013		150,000	150,000
NRG Energy, Inc.:
7.25%, 2/1/2014		495,000	482,625
7.375%, 2/1/2016		360,000	349,200
Oncor Electric Delivery Co., 7.0%, 9/1/2022		185,000	178,488
Regency Energy Partners LP, 8.375%, 12/15/2013		293,000	298,860
Reliant Energy, Inc., 7.875%, 6/15/2017 (b)		495,000	477,675
Sierra Pacific Resources:
6.75%, 8/15/2017		470,000	458,214
8.625%, 3/15/2014		100,000	104,750
Texas Competitive Electric Holdings Co., LLC, 144A, 10.25%, 11/1/2015		875,000	875,000

			11,662,473

Total Corporate Bonds (Cost $154,555,724)			144,272,979
Asset-Backed 0.7%
Credit Card Receivables
Washington Mutual Master Note Trust, "C1", Series 2007-C1, 144A, 2.858% ***, 5/15/2014 (Cost $3,625,734)		3,800,000	2,895,718
Commercial and Non-Agency Mortgage-Backed Securities 2.2%
Credit Suisse Mortgage Capital Certificates, "A2", Series 2007-C1, 5.268%, 2/15/2040		3,719,000	3,613,874

JPMorgan Chase Commercial Mortgage Securities Corp., "F", Series 2004-LN2, 144A, 5.631% ***, 7/15/2041		2,000,000	1,518,261
Wachovia Bank Commercial Mortgage Trust, "A2", Series 2007-C32, 5.924% ***, 6/15/2049		3,600,000	3,528,385

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $8,759,064)			8,660,520
Mortgage-Backed Securities Pass-Throughs 1.0%
Federal Home Loan Mortgage Corp., 5.0%, 12/1/2034 (i) (Cost $3,748,750)		4,000,000	3,795,781
Government & Agency Obligations 46.5%
Sovereign Bonds 35.4%
Aries Vermogensverwaltung GmbH, Series C, REG S, 9.6%, 10/25/2014		2,250,000	2,869,447
Dominican Republic:
144A, 8.625%, 4/20/2027		125,000	115,938
Series REG S, 9.5%, 9/27/2011		745,438	752,893
Federal Republic of Germany:
Series 06, 4.0%, 7/4/2016	EUR	2,000,000	3,047,293
Series 99, 4.0%, 7/4/2009	EUR	3,000,000	4,659,056
Federal Republic of Nigeria, Promissory Note, Series RC, 5.092%, 1/5/2010		32,000	4,240
Federative Republic of Brazil:
6.0%, 1/17/2017 (b)		4,745,000	4,847,017
7.125%, 1/20/2037 (b)		1,045,000	1,152,112
7.875%, 3/7/2015		1,045,000	1,180,850
8.75%, 2/4/2025		830,000	1,037,500
8.875%, 10/14/2019		950,000	1,176,100
11.0%, 1/11/2012 (b)		2,270,000	2,775,075
11.0%, 8/17/2040 (b)		2,295,000	3,029,400
12.5%, 1/5/2016	BRL	1,155,000	762,089
Government of Canada, 4.25%, 12/1/2008	CAD	2,000,000	1,963,182
Government of Ukraine, Series REG S, 7.65%, 6/11/2013		785,000	766,356
Kingdom of Spain, 3.15%, 1/31/2016	EUR	4,600,000	6,544,388
Province of Quebec, Series PO, 1.6%, 5/9/2013	JPY	1,600,000,000	15,039,303
Republic of Argentina:
3.092% ***, 8/3/2012 (PIK)		2,053,125	1,750,806
5.83%, 12/31/2033 (PIK)	ARS	432	135
Republic of Colombia:
7.375%, 1/27/2017 (b)		710,000	777,450
8.25%, 12/22/2014 (b)		85,000	97,113
10.0%, 1/23/2012 (b)		1,245,000	1,444,200
10.75%, 1/15/2013		335,000	405,685
Republic of El Salvador, 144A, 7.65%, 6/15/2035		2,245,000	2,195,610
Republic of Ghana, 144A, 8.5%, 10/4/2017		125,000	125,313
Republic of Greece:
3.6%, 7/20/2016	EUR	5,500,000	7,883,751
4.5%, 9/20/2037	EUR	7,500,000	10,423,819
Republic of Indonesia, 144A, 6.875%, 3/9/2017		1,470,000	1,455,300
Republic of Panama:
7.125%, 1/29/2026 (b)		630,000	670,950
9.375%, 1/16/2023		2,075,000	2,661,187
Republic of Peru:
6.55%, 3/14/2037 (b)		1,600,000	1,657,600
7.35%, 7/21/2025 (b)		3,805,000	4,309,162

Republic of Philippines:
7.75%, 1/14/2031 (b)		295,000	323,025
8.0%, 1/15/2016		1,955,000	2,160,275

8.375%, 2/15/2011		465,000	497,550
9.375%, 1/18/2017		490,000	589,225
Republic of Turkey:
7.0%, 9/26/2016		1,690,000	1,702,675
7.25%, 3/15/2015		360,000	372,600
11.75%, 6/15/2010		2,045,000	2,277,619
12.375%, 6/15/2009		1,020,000	1,095,072
Republic of Uruguay:
7.625%, 3/21/2036 (b)		605,000	601,975
8.0%, 11/18/2022		955,000	1,012,300
9.25%, 5/17/2017		735,000	870,975
Republic of Venezuela, 10.75%, 9/19/2013		3,250,000	3,331,250
Russian Federation, Series REG S, 7.5%, 3/31/2030		4,905,300	5,518,462
Russian Ministry of Finance, Series VII, 3.0%, 5/14/2011		310,000	296,594
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016		2,050,000	1,978,250
United Kingdom Treasury Bond, 5.75%, 12/7/2009	GBP	12,000,000	24,047,429
United Mexican States:
5.625%, 1/15/2017 (b)		499,000	503,242
Series A, 5.875%, 1/15/2014		2,050,000	2,116,625
Series A, 6.75%, 9/27/2034		318,000	342,009

			137,217,472
US Government Sponsored Agencies 1.1%
Federal Home Loan Bank, Series HF-15, 7.869% ***, 6/26/2015		1,500,000	1,452,900
Federal National Mortgage Association:
5.125%, 1/2/2014		2,000,000	1,922,198
8.45% ***, 2/27/2023		750,000	750,000

			4,125,098
US Treasury Obligations 10.0%
US Treasury Bill, 1.35% ****, 10/16/2008 (d)		3,377,000	3,365,542
US Treasury Bonds:
4.375%, 2/15/2038		1,520,000	1,464,781
5.25%, 11/15/2028		3,490,000	3,754,476
US Treasury Notes:
2.0%, 2/28/2010		15,000,000	14,916,795
3.375%, 6/30/2013		8,620,000	8,661,755
3.875%, 5/15/2018		6,820,000	6,761,389

			38,924,738

Total Government & Agency Obligations (Cost $180,118,878)			180,267,308
Loan Participations and Assignments 2.2%
Sovereign Loans 0.1%
CSFB International (Exim Ukraine), 6.8%, 10/4/2012		690,000	622,725
Senior Loans*** 2.1%
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 5.003%, 4/2/2014		108,625	100,071
Algoma Steel, Inc., Term Loan, LIBOR plus 2.5%, 5.753%, 6/30/2013		67,487	62,763
Bausch & Lomb, Inc.:
Term Delay Draw, LIBOR plus 3.25%, 6.503%, 4/11/2015		48,000	46,774
Term Loan B, LIBOR plus 3.25%, 6.503%, 4/11/2015		318,400	310,262
Buffets, Inc.:
Letter of Credit, 4.73%, 5/1/2013		71,054	38,511
Term Loan B, 9.713%, 1/13/2011		531,916	288,299
Charter Communications Operations:
Term Loan, LIBOR plus 2.0%, 5.253%, 3/6/2014		420,000	415,724
Term Loan B, LIBOR plus 3.25%, 6.503%, 4/27/2011		593,511	522,254

Energy Future Holdings Corp.:
Term Loan B1, LIBOR plus 3.5%, 6.753%, 10/10/2014	1,820,850	1,710,570
Term Loan B3, LIBOR plus 3.5%, 6.753%, 10/10/2014	1,185,997	1,115,709
Ford Motor Co., Term Loan B, LIBOR plus 3.0%, 6.253%, 12/16/2013	220,000	174,014
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 5.503%, 9/16/2013	119,095	108,675
Golden Nugget, Inc., Term Loan, 5.72%, 6/16/2014	230,000	147,200
Hawker Beechcraft, Inc.:
Letter of Credit, LIBOR plus 2.0%, 5.253%, 3/26/2014	7,214	6,781
Term Loan B, LIBOR plus 2.0%, 5.253%, 3/26/2014	123,481	115,179
HCA, Inc., Term Loan A1, 4.301%, 11/18/2012	637,227	598,595
Hexion Specialty Chemicals:
Term Loan C1, LIBOR plus 2.25%, 5.503%, 5/5/2013	578,105	506,769
Term Loan C2, LIBOR plus 2.25%, 5.503%, 5/5/2013	157,885	138,403
IASIS Healthcare LLC, Term Loan, 8.043%, 6/15/2014	265,000	233,200
Longview Power LLC:
Demand Draw, 5.063%, 4/1/2014	53,667	48,635
Letter of Credit, 5.063%, 4/1/2014	15,333	13,896
Term Loan B, 5.063%, 4/1/2014	46,000	41,688
NewPage Corp., Term Loan B, LIBOR plus 3.0%, 6.253%, 11/5/2014	49,750	49,247
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 5.503%, 9/30/2014	179,784	141,693
Symbion, Inc.:
Term Loan A, 6.149%, 8/23/2013	94,850	84,061
Term Loan B, 6.149%, 8/23/2014	94,850	84,061
Telesat Canada, Inc:
Term Loan 5.9%, 9/1/2014	140,551	134,412
Term Loan B, LIBOR plus 3.0%, 6.253%, 10/31/2014	438,079	418,944
Tribune Co., Term Loan, 5.786%, 5/24/2014	366,300	261,752

		7,918,142

Total Loan Participations and Assignments (Cost $9,347,184)		8,540,867
Preferred Securities 0.1%
Citigroup, Inc., Series E, 8.4%, 4/30/2018 (e)	235,000	201,216
Xerox Capital Trust I, 8.0%, 2/1/2027	120,000	114,390

Total Preferred Securities (Cost $359,875)		315,606
	Units	Value ($)

Other Investments 0.1%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $271,447)	315,000	258,300
	Shares	Value ($)

Common Stocks 0.0%
GEO Specialty Chemicals, Inc.*	10,608	9,017
GEO Specialty Chemicals, Inc. 144A*	966	821

Total Common Stocks (Cost $131,041)		9,838
Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc. 144A, 12.0%* (Cost $13,911)	1	650
Warrants 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*	40	0
DeCrane Aircraft Holdings, Inc., 144A, Expiration Date 9/30/2008*	2,740	0
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	52,000	12,207

Total Warrants (Cost $0)		12,207

Open End Investment Companies 1.3%
DWS Floating Rate Plus Fund, "Institutional" (f) (Cost $5,257,063)					541,264	4,903,851
Securities Lending Collateral 7.6%
Daily Assets Fund Institutional, 2.69% (g) (h) (Cost $29,547,593)				29,547,593		29,547,593
Cash Equivalents 7.8%
Cash Management QP Trust, 2.42% (g) (Cost $30,153,336)				30,153,336		30,153,336
					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $425,889,600) †				106.7		413,634,554
Other Assets and Liabilities, Net				(6.7)		(25,816,860)

Net Assets				100.0		387,817,694

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*				Non-income producing security.
**

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

		Maturity	Principal		Acquisition
Securities	Coupon	Date	Amount ($)		Cost ($)	Value ($)
American Color Graphics, Inc.	10.0%	6/15/2010	285,000	USD	206,669	69,113
Congoleum Corp.	8.625%	8/1/2008	480,000	USD	451,750	360,000
Quebecor World, Inc.	9.75%	1/15/2015	180,000	USD	180,000	81,900
Radnor Holdings Corp.	11.0%	3/15/2010	100,000	USD	88,363	125
Tropicana Entertainment LLC	9.625%	12/15/2014	660,000	USD	520,338	178,200
					1,447,120	689,338
***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2008.

****				Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $428,020,441. At July 31, 2008, net unrealized depreciation for all securities based on tax cost was $14,385,887. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,811,623 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $18,197,510.

(a)				Principal amount stated in US dollars unless otherwise noted.
(b)				All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2008 amounted to $28,664,325 which is 7.4% of net assets.
(c)				Security issued in lieu of interest payment due 12/15/2007, which has been deferred until 9/15/2008. The security is deemed to be non-income producing
(d)				At July 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)				Date shown is call date; not a maturity date for the perpetual preferred securities.
(f)				Affiliated fund managed by Deutsche Investment Management Americas Inc.
(g)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)				Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)				Mortgage dollar rolls included.

(j)					Security has deferred its 6/15/2008 interest payment until 12/15/2008. This security is deemed to be non-income producing.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust
At July 31, 2008, the Fund had unfunded loan commitments of $46,644 which could be extended at the option of the borrower, pursuant to the following loan agreement:
			Unfunded Loan	Unrealized
Borrower			Commitment ($)	Value ($)	Depreciation ($)
Bausch & Lomb, Inc., Term Delay Draw, 4/11/2015			31,840	31,182	(658)
Telesat Canada, Inc., Term Loan B, 10/31/2014			14,804	14,337	(467)
Total			46,644	45,519	(1,125)
At July 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year Australian Treasury Bond	9/15/2008	67	6,076,362	6,213,422	137,060
10 Year US Treasury Note	9/19/2008	431	49,123,379	49,490,924	367,545
United Kingdom Treasury Bond	9/26/2008	225	47,004,555	47,880,786	876,231
Total unrealized appreciation					1,380,836
At July 31, 2008, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year Canadian Government Bond	9/19/2008	98	11,220,537	11,362,430	(141,893)
10 Year Federal Republic of Germany Bond	9/8/2008	282	49,013,091	49,490,662	(477,571)
10 Year Japanese Government Bond	9/10/2008	27	33,622,892	34,138,852	(515,960)
Total unrealized depreciation					(1,135,424)

At July 31, 2008, open credit default swap contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Received by the Portfolio	Underlying Debt Obligation	Unrealized Appreciation/ (Depreciation) ($)

10/4/2007 12/20/2008	200,000[1]	Fixed — 3.1%	Ford Motor Co., 6.5%, 8/1/2018	(5,466)
10/5/2007 12/20/2008	120,000[2]	Fixed — 3.15%	Ford Motor Co., 6.5%, 8/1/2018	(3,256)
10/13/2007 12/20/2009	225,000[3]	Fixed — 3.85%	Ford Motor Co., 6.5%, 8/1/2018	(35,673)
10/22/2007 12/20/2008	395,000[4]	Fixed — 3.05%	Ford Motor Co., 6.5%, 8/1/2018	(10,872)
12/13/2007 12/20/2009	220,000[3]	Fixed — 5.05%	Ford Motor Co., 6.5%, 8/1/2018	(22,565)
10/4/2007 12/20/2008	210,000[5]	Fixed — 2.6%	General Motors Corp., 7.125%, 7/15/2013	(8,869)
10/22/2007 12/20/2008	395,000[4]	Fixed — 3.06%	General Motors Corp., 7.125%, 7/15/2013	(15,983)
10/3/2007 12/20/2008	200,000[2]	Fixed — 3.2%	General Motors Corp., 7.125%, 7/15/2013	(7,985)
2/19/2008 3/20/2009	225,000[3]	Fixed — 3.8%	HCA, Inc., 7.7%, 3/20/2009	2,676
1/29/2008 3/20/2013	185,000[4]	Fixed — 3.0%	HCA, Inc., 7.7%, 3/20/2009	864
1/28/2008 3/20/2009	305,000[4]	Fixed — 2.65%	HCA, Inc., 7.7%, 3/20/2009	(2,307)
11/21/2007 12/20/2008	220,000[3]	Fixed — 4.02%	Tenet Healthcare Corp., 7.375%, 2/1/2013	1,779
2/26/2008 3/20/2009	275,000[3]	Fixed — 5.0%	Tenet Healthcare Corp., 7.375%, 2/1/2013	5,238
12/19/2007 12/20/2008	290,000[4]	Fixed — 2.9%	Tenet Healthcare Corp., 7.375%, 2/1/2013	1,058
Total net unrealized depreciation				(101,361)

At July 31, 2008, open credit default swap contracts purchased were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Portfolio	Underlying Debt Obligation	Unrealized Appreciation/ (Depreciation) ($)

7/16/2008 9/20/2013	1,120,000[1]	Fixed — 1.45%	Nordstrom, Inc. 6.95%, 3/15/2028	(11,371)
7/18/2008 9/20/2013	1,120,000[6]	Fixed — 1.76%	CenturyTel, Inc., 6.0%, 6/21/2017	(3,043)
5/6/2008 6/20/2013	215,000[3]	Fixed — 7.25%	ARCO Chemical Co., 9.8%, 2/1/2020	17,503
Total net unrealized depreciation				3,089

Counterparties:
[1]	Goldman Sachs & Co.
[2]	JPMorgan Chase Securities, Inc.
[3]	Merrill Lynch & Co., Inc.
[4]	Lehman Brothers, Inc.

[5]	Citigroup Global Markets, Inc.
[6]	Bank of America Securities LLC

As of July 31, 2008, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
CAD	31,360	USD	30,592	8/5/2008	16
EUR	104,700	USD	163,768	8/11/2008	548
EUR	2,062,100	USD	3,225,465	8/11/2008	10,804
CAD	79,000	USD	77,669	9/17/2008	686
CHF	13,364,000	USD	12,865,216	9/17/2008	116,673
CHF	3,305,000	USD	3,244,904	9/17/2008	92,111
USD	11,329,146	EUR	7,348,000	9/17/2008	97,867
USD	29,403,231	NOK	153,232,000	9/17/2008	309,123
SEK	16,460,000	USD	2,714,380	9/17/2008	2,912
SEK	74,896,000	USD	12,486,204	9/17/2008	148,529
USD	35,558,401	SGD	48,595,000	9/17/2008	64,253
Total unrealized appreciation					843,522

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
AUD	14,584	USD	13,715	8/5/2008	(6)
GBP	9,000,000	USD	17,678,079	9/15/2008	(85,818)
USD	4,653,500	JPY	500,000,000	9/16/2008	(15,304)
USD	831,655	AUD	874,000	9/17/2008	(14,137)
AUD	14,082,000	USD	13,163,713	9/17/2008	(8,237)
USD	4,215,491	CAD	4,299,000	9/17/2008	(26,260)
USD	3,814,821	GBP	1,925,000	9/17/2008	(15,921)
GBP	3,779,000	USD	7,352,045	9/17/2008	(105,639)
USD	5,070,834	JPY	541,129,000	9/17/2008	(50,800)
USD	1,490,397	JPY	158,000,000	9/17/2008	(24,637)
USD	6,986,509	NOK	35,656,000	9/17/2008	(72,655)
USD	1,795,200	SGD	2,430,000	9/17/2008	(13,884)
Total unrealized depreciation					(433,298)

Currency Abbreviations
AUD	Australian Dollar		GBP	British Pound
ARS	Argentine Peso		JPY	Japanese Yen
BRL	Brazilian Real		NOK	Norwegian Krone
CAD	Canadian Dollar		SEK	Swedish Krona
CHF	Swiss Franc		SGD	Singapore Dollar
EUR	Euro		USD	United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Income Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 16, 2008